AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 97.0%
New York – 89.8%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$	1,500	$1,535,726
Series 2020 4.00%, 11/01/2045		1,000	877,002
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047		1,000	728,540
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042		2,250	2,311,746
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		940	941,324
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030		1,110	1,112,819
5.00%, 06/01/2033		1,320	1,323,256
5.00%, 06/01/2034		550	551,303
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058		760	736,828
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)		2,125	2,184,145
5.75%, 06/01/2062(a)		1,905	1,947,846
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052		1,275	1,250,304
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052		975	979,120
5.00%, 07/01/2056		1,410	1,410,289
5.00%, 07/01/2062		6,000	5,944,058
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)		1,500	1,404,646
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,070,724
5.25%, 07/01/2062		3,000	3,082,242

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	$2,555	$1,533,000
5.50%, 11/01/2044	1,625	975,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,000	966,175
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2056(a)	700	498,156
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	1,820,064
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,279,730
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,102,962
Series 2019-E 5.00%, 08/01/2025	1,000	1,026,598
Series 2021 1.396%, 08/01/2027	5,905	5,305,674
Series 2021-D 1.723%, 08/01/2029	3,000	2,585,910
1.823%, 08/01/2030	3,000	2,527,522
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,465,379
Series 2020-B 5.918%, 07/01/2039	1,405	1,367,942
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	5,000	5,035,900
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,850,847
5.00%, 07/01/2039	1,100	1,101,471
Series 2018 5.00%, 07/01/2048	1,495	1,500,970
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,203,710
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,006,255
Series 2016-B 5.00%, 09/01/2030	5,000	5,269,053
5.00%, 09/01/2033	3,515	3,687,687
Series 2023-E 5.00%, 09/01/2048	5,000	5,566,345

	Principal Amount (000)		U.S. $ Value

Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	$	12,000	$12,008,873
Series 2021 3.988% (SOFR + 0.43%), 11/01/2026(b)		480	477,906
AGM Series 2021 4.108% (SOFR + 0.55%), 11/01/2032(b)		1,000	1,000,045
4.358% (SOFR + 0.80%), 11/01/2032(b)		1,285	1,285,769
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034		10,740	11,326,775
5.25%, 11/15/2035		5,000	5,262,874
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)		2,000	2,002,909
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034		1,150	1,186,996
Series 2020 4.00%, 12/01/2038		1,200	1,168,343
4.00%, 12/01/2039		1,000	967,807
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040		2,150	1,880,219
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(c) (d)		1,447	433,276
9.00%, 01/01/2041(c) (d) (e)		720	720,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043		1,195	1,227,544
5.00%, 07/01/2055		3,250	3,216,831
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2027		1,000	1,026,435
Series 2022-A 5.25%, 06/15/2052		10,000	11,089,005
Series 2023 5.25%, 06/15/2053		4,500	5,026,612
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042		7,000	8,263,501
Series 2024-F 4.25%, 02/01/2054		2,500	2,452,832

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	$	5,160	$5,273,729
Series 2016-S 5.00%, 07/15/2034		1,000	1,031,078
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032		10,000	10,353,125
Series 2020 5.00%, 11/01/2024		6,925	7,011,008
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034		9,220	9,406,555
5.00%, 11/15/2035		6,000	6,115,280
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)		2,200	2,200,136
5.375%, 11/15/2040(a)		700	702,293
7.25%, 11/15/2044(a)		1,280	1,290,343
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069		7,780	7,186,273
2.80%, 09/15/2069		5,780	5,257,158
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042		3,000	2,577,486
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053		3,000	3,302,559
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035		1,310	1,149,287
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)		1,000	960,702
5.00%, 12/01/2033(a)		1,000	952,955
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031		3,000	3,039,331
5.00%, 07/01/2033		3,000	3,033,969

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	$	375	$377,493
5.00%, 07/01/2051		1,200	1,194,686
Series 2022-2 5.00%, 07/01/2037		200	209,355
5.00%, 07/01/2042		275	279,635
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032		1,950	2,029,625
5.00%, 08/01/2033		2,000	2,080,901
5.00%, 08/01/2035		1,515	1,570,217
Series 2020 4.00%, 09/01/2037		800	788,254
4.00%, 09/01/2039		1,345	1,297,816
AGM Series 2020 3.00%, 09/01/2050		3,000	2,242,298
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035		2,815	2,918,535
5.00%, 07/01/2036		3,000	3,102,132
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033		5,000	5,077,805
Series 2022 4.25%, 05/01/2052		5,000	4,899,610
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031		1,000	1,004,494
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030		1,000	1,041,064
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036		1,115	1,218,552
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033		1,000	1,021,965
5.00%, 07/01/2034		1,000	1,021,500
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033		12,095	12,924,582
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047		5,625	5,616,982
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)		3,125	2,837,587

		Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	$	7,500	$7,604,853
5.00%, 01/01/2032		5,000	5,069,084
Series 2016-A 5.25%, 01/01/2056		2,940	3,005,886
Series 2019-B 4.00%, 01/01/2037		1,575	1,632,932
Series 2024-P 5.00%, 01/01/2025		1,500	1,523,797
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020-E 5.00%, 03/15/2026		4,000	4,170,544
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030		2,395	2,476,457
5.00%, 01/01/2036		13,850	14,246,898
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046		11,000	9,708,967
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038		1,050	1,020,056
4.00%, 12/01/2042		1,940	1,819,936
5.00%, 12/01/2031		1,150	1,242,400
Series 2022 4.00%, 12/01/2042		2,000	1,876,222
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049		1,000	1,049,360
5.125%, 06/30/2060		5,000	5,242,095
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032		2,000	1,951,541
4.00%, 07/01/2033		2,250	2,188,630
5.00%, 07/01/2034		2,490	2,494,581
5.00%, 07/01/2046		2,000	1,986,618
5.25%, 01/01/2050		3,030	3,030,737
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)		5,000	4,328,915
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051		2,405	2,737,320
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051		1,400	1,402,497
Series 2022 4.00%, 07/01/2042		525	475,260

		Principal Amount (000)	U.S. $ Value

Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	$	1,970	$1,584,804
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031		5,000	5,021,573
Series 2021-2 4.00%, 07/15/2046		5,000	4,772,863
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040		2,600	2,704,390
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031		2,500	2,509,040
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040		1,500	1,474,841
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		4,935	4,673,997
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2024		850	850,000
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036		3,000	3,179,735
Series 2020-A 5.00%, 11/15/2049		3,000	3,214,842
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035		3,500	2,777,426
Series 2021-C 5.00%, 05/15/2051		10,000	10,756,652
Series 2022 4.608% (SOFR + 1.05%), 04/01/2026(b)		2,500	2,499,659
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035		1,450	1,596,139
5.00%, 09/01/2036		2,250	2,459,895
5.00%, 09/01/2037		2,000	2,170,037
5.00%, 09/01/2038		1,500	1,617,773
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033		1,000	1,058,658

		Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	$	3,350	$3,066,835
Series 2017-A 5.00%, 06/01/2041		10,850	11,024,218
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		1,515	1,245,797
5.25%, 09/15/2042		135	107,242
5.25%, 09/15/2047		235	177,379
5.25%, 09/15/2053		505	366,547
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030		115	115,198
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045		2,925	2,681,984
5.00%, 01/01/2051		2,505	2,486,529
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042		1,000	1,004,032
5.00%, 06/01/2047		1,000	1,000,222
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046		2,000	1,947,033
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041		1,830	1,877,560

			450,999,661

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		280	290,403
Series 2018 7.125%, 09/01/2038(a)		935	1,023,027

			1,313,430

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045		45	45,122
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032		485	485,034

			530,156

		Principal Amount (000)	U.S. $ Value

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	$	100	$104,720
5.00%, 01/01/2039		100	103,477
5.00%, 01/01/2056		490	496,333

			704,530

Guam – 2.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		500	413,463
Series 2023 5.25%, 10/01/2031		175	182,059
5.25%, 10/01/2036		585	601,708
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		1,025	1,038,846
Series 2017 5.00%, 07/01/2034		1,100	1,148,240
5.00%, 07/01/2040		1,375	1,410,064
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		1,000	1,038,287
5.00%, 10/01/2037		1,500	1,550,337
5.00%, 10/01/2038		1,930	1,987,269
Series 2022-A 5.00%, 10/01/2044		1,100	1,140,573
Territory of Guam Series 2019 5.00%, 11/15/2031		95	98,403
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		3,760	3,610,623

			14,219,872

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		1,710	1,754,520
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037		100	85,415
4.00%, 09/01/2041		115	92,438
5.00%, 09/01/2036		115	111,672
5.00%, 09/01/2038		100	94,859

			2,138,904

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)		745	563,864

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	$650	$561,197
Series 2019-B 3.70%, 06/01/2039(a)	200	172,977

		734,174

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	252,925

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)	105	3,150
7.00%, 12/15/2043(c) (d) (e)	115	3,450

		6,600

Puerto Rico – 2.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	101	100,100
Zero Coupon, 07/01/2033	908	583,791
4.00%, 07/01/2046	211	189,674
5.625%, 07/01/2027	1,046	1,103,913
Series 2022-C 0.00%, 11/01/2043	61	35,590
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,338,743
5.00%, 07/01/2035(a)	1,295	1,336,693
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	709,945
NATL Series 2007-V 5.25%, 07/01/2034	1,000	991,285
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)	1,545	1,081,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	537,758
Series 2019-A 4.329%, 07/01/2040	675	670,227
4.55%, 07/01/2040	73	73,383
5.00%, 07/01/2058	1,160	1,165,798

		9,918,400

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	758,693

		Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	$	65	$64,356
4.00%, 08/01/2038		130	128,411

			951,460

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,455	1,449,895
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055		100	72,411
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d) (f)		1,000	650,000

			2,172,306

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)		100	72,444
5.00%, 01/01/2049(a)		105	71,991
5.00%, 01/01/2055(a)		305	201,030

			345,465

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054		100	78,303
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)		1,250	1,109,678
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)		365	369,060
5.00%, 10/01/2026(a)		390	398,196
5.00%, 10/01/2028(a)		225	233,743

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2029(a) $	100	$104,543

		2,293,523

Total Municipal Obligations (cost $503,532,911)		487,145,270

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	19	19,319
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	653	637,024
5.25%, 07/01/2036	563	564,953
5.25%, 07/01/2041	234	228,632

Total Asset-Backed Securities (cost $1,463,182)		1,449,928

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	26	3
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(c) (e) (g) (h) (i)	746	80,974

Total Commercial Mortgage-Backed Securities (cost $772,086)		80,977

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(e) (g) (i)	5	3,750
Series 23A 15.00%, 04/30/2024(e) (g) (i)	20	15,000

Total Corporates - Non-Investment Grade (cost $25,000)		18,750

Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(j) (k) (l) (cost $6,301,878)	6,301,878	6,301,878

Total Investments – 98.6% (cost $512,095,057)(m)		494,996,803
Other assets less liabilities – 1.4%		7,172,736

Net Assets – 100.0%		$502,169,539

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,344,725)	$—	$(1,344,725)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(260,532)	—	(260,532)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(89,841)	—	(89,841)
USD	12,500	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	5,200	07/31/2029	1 Day SOFR	4.042%	Annual	15,387	—	15,387
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	126,533	—	126,533

						$(1,553,178)	$—	$(1,553,178)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$925,832	$—	$925,832

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $34,410,158 or 6.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$3,150	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	3,450	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,828	563,864	0.11%
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	12/09/2019	746,307	80,974	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	$720,000	$720,000	0.14%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024	01/25/2024	5,000	3,750	0.00%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	05/31/2023	20,000	15,000	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,109,678	0.22%

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	01/07/2020	$1,039,070	$650,000	0.13%

(g)	Fair valued by the Adviser.
(h)	Defaulted matured security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,436,671 and gross unrealized depreciation of investments was $(24,162,271), resulting in net unrealized depreciation of $(17,725,600).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.25% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

CMBS – Commercial Mortgage-Backed Securities

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$487,145,270	$—	$487,145,270
Asset-Backed Securities	—	1,449,928	—	1,449,928
Commercial Mortgage-Backed Securities	—	3	80,974	80,977
Corporates - Non-Investment Grade	—	—	18,750	18,750
Short-Term Investments	6,301,878	—	—	6,301,878

Total Investments in Securities	6,301,878	488,595,201	99,724	494,996,803
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	141,920	—	141,920
Interest Rate Swaps	—	925,832	—	925,832
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,695,098)	—	(1,695,098)

Total	$6,301,878	$487,967,855	$99,724	$494,369,457

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,718	$93,271	$102,687	$6,302	$244